Intangible Assets, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 12,500,000	$ 14,400,000	$ 38,800,000
Sohu [Member] | Sohu Video's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment	14,000	1,500,000	4,000,000.0
Sohu [Member] | 56.com Website's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment			$ 7,200,000
Changyou [Member] | Content and game licenses intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment	1,700,000	2,700,000
Intangible assets impairment losses	100,000	800,000
Prepaid and other current assets impairment losses	$ 1,600,000	$ 1,900,000